16. Share Based Payments (Details)		12 Months Ended
	Apr. 20, 2018 Y	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($) Y
Share Based Payments Details
Fair value at grant date		$ 1.20	$ 1.10
Share price at grant date		1.91	2.00
Exercise price		$ 1.92	$ 2.03
Expected volatility		72.00%	70.00%
Expected life | Y	2	5.90	5.90
Expected dividends		$ 0.00	$ 0.00
Risk-free interest rate		0.34%	(0.23%)